DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2011
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

21.    DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values of financial instruments have been estimated by the Company using available market information and appropriate valuation methodologies, including those described in Note 20. However, considerable judgment is necessarily required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company might realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date.  Therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Carrying values and estimated fair values at September 30, 2011 and 2010 are summarized as follows:

		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Thousands)
ASSETS:
Cash and cash equivalents	$57,071	$57,071	$15,603	$15,603
Debt securities - AFS	14,457	14,457	8,001	8,001
Capital stock of FHLB	3,100	3,100	9,774	9,774
Mortgage-backed securities - HTM	7,234	7,727	10,297	10,788
Mortgage-backed securities - AFS	2,752	2,752	8,846	8,846
Mortgage loans held for sale	100,719	103,286	253,578	258,414
Loans receivable	1,021,273	1,075,459	1,046,273	1,094,190
Accrued interest receivable	3,853	3,853	4,432	4,432
Interest-rate swap assets	1,676	1,676	1,860	1,860

LIABILITIES:
Deposits transaction accounts	698,293	698,293	714,346	714,346
Certificates of deposit	424,232	428,088	400,857	406,095
Advances from the FHLB	29,000	31,216	181,000	183,139
Subordinated debentures	19,589	19,583	19,589	19,583
Accrued interest payable	840	840	945	945
Interest-rate swap liabilities	1,676	1,676	1,860	1,860

In addition to the methods described in Note 20 above, the following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents - The carrying amount approximates fair value.

Capital Stock of the Federal Home Loan Bank - The carrying amount represents redemption value, which approximates fair value.

Loans Receivable - The fair value of loans receivable is estimated based on present values using applicable risk-adjusted spreads to the U. S. Treasury curve to approximate current interest rates applicable to each category of such financial instruments. No adjustment was made to the interest rates for changes in credit risk of performing loans where there are no known credit concerns. Management segregates loans into appropriate risk categories. Management believes that the risk factor embedded in the interest rates along with the allowance for loan losses applicable to the performing loan portfolio results in a fair valuation of such loans.  The fair values of impaired loans are generally based on market prices for similar assets determined through independent appraisals or discounted values of independent appraisals and brokers’ opinions of value.  This method of valuation does not incorporate the exit price concept of valuation prescribed by Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures.  Rather, it was used a practical expedient as permitted under the topic.

Accrued Interest Receivable - The carrying value approximates fair value.

Deposits - The estimated fair value of demand deposits and savings accounts is the amount payable on demand at the reporting date. The estimated fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows of existing deposits using rates currently available on advances from the Federal Home Loan Bank having similar characteristics.

Advances from Federal Home Loan Bank - The estimated fair value of advances from Federal Home Loan Bank is determined by discounting the future cash flows of existing advances using rates currently available on advances from Federal Home Loan Bank having similar characteristics.

Subordinated Debentures - The estimated fair values of subordinated debentures are determined by discounting the estimated future cash flows using rates currently available on debentures having similar characteristics.

Accrued Interest Payable - The carrying value approximates fair value.

Off-Balance-Sheet Items - The estimated fair value of commitments to originate or purchase loans is based on the fees currently charged to enter into similar agreements.  The aggregate value of these fees is not material.  Such commitments are summarized in Note 17, Commitments and Contingencies.